Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative		$ 567,723	$ 271,992		$ 1,428,060	$ 2,022,981
Franchise tax		37,200	50,000		154,785	200,000
Loss from operations		(604,923)	(321,992)		(1,582,845)	(2,222,981)
Other income:
Interest income from restricted cash held in trust account		97,051	260,681
Interest income from investments held in Trust Account		97,051	260,681		808,868	2,168,659
Total other income (expenses), net		97,051	260,681		808,868	2,168,659
Loss before provision for income taxes		(507,872)	(61,311)		(773,977)	(54,322)
Provision for income taxes		(12,569)	(8,849)		(125,950)
Net loss		(520,441)	$ (70,160)		$ (899,927)	$ (54,322)
EVOLUTION METALS LLC
Operating expenses
General and administrative	$ 149,906	1,850,749		$ 3,598,833
Sales and marketing		124,244		202,641
Loss from operations	(149,906)	(1,974,993)		(3,801,474)
Other income:
Change in fair value of CPU Share Allocation Obligations		(2,491,598)		(1,860,869)
Change in fair value of July Investment Agreement Derivative		(12,572,249)		(15,571,302)
Day one loss on July Investment Agreement Derivative				(20,160,319)
Day one loss on CPU Share Allocation Obligations		(403,536)		(227,994)
Interest income		493,037		779,206
Allowance for credit losses		(1,310,188)		(18,118,830)
Other income		250,000
Total other income (expenses), net		(16,034,534)		(55,160,108)
Net loss	$ (149,906)	$ (18,009,527)		$ (58,961,582)
Weighted average participating member units, basic (in Shares)	1,000,000	1,000,000		1,000,000
Weighted average participating member units, diluted (in Shares)	1,000,000	1,000,000		1,000,000
Weighted average shares outstanding of common stock (in Shares)	1,000,000	1,000,000		1,000,000
Basic net loss per share of common stock (in Dollars per share)	$ (0.15)	$ (18.01)		$ (58.96)
Diluted net loss per share of common stock (in Dollars per share)	$ (0.15)	$ (18.01)		$ (58.96)
Redemption Feature
Other income:
Weighted average participating member units, basic (in Shares)		1,082,789	2,172,851		1,618,885	4,175,166
Weighted average shares outstanding of common stock (in Shares)		1,082,789	2,172,851		1,618,885	4,175,166
Basic net loss per share of common stock (in Dollars per share)		$ (0.15)	$ (0.02)		$ (0.23)	$ (0.01)
Diluted net loss per share of common stock (in Dollars per share)		$ (0.15)	$ (0.02)		$ (0.23)	$ (0.01)
No Redemption Feature
Other income:
Weighted average participating member units, basic (in Shares)		2,283,976	2,283,976		2,283,976	2,283,976
Weighted average shares outstanding of common stock (in Shares)		2,283,976	2,283,976		2,283,976	2,283,976
Basic net loss per share of common stock (in Dollars per share)		$ (0.15)	$ (0.02)		$ (0.23)	$ (0.01)
Diluted net loss per share of common stock (in Dollars per share)		$ (0.15)	$ (0.02)		$ (0.23)	$ (0.01)